Fair Value Measurements - Schedule of Financial Assets Subject to Fair Value Measurements on a Recurring Basis and the Level of Inputs (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 245,183
Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	73,794	$ 98,268	$ 40,921
U.S Government Agency Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	2,751
Corporate Debt Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	97,950
Commercial Paper
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	70,688
Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	73,794
Level 1 | Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	73,794	$ 98,268	$ 40,921
Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	171,389
Level 2 | U.S Government Agency Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	2,751
Level 2 | Corporate Debt Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	97,950
Level 2 | Commercial Paper
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 70,688